First Trust Indxx Metaverse ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
First Trust Indxx Metaverse ETF | First Trust Indxx Metaverse ETF
Prospectus [Line Items]
Annual Return [Percent]	28.65%	10.47%	42.53%